Loans and Allowance for Credit Losses, Significant Activity (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	$ 6,317	$ 11,495
Sales	(1,858)	(7,254)
Transfers to MHFS/LHFS	(9,877)	(269)
Commercial Portfolio Segment [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	4,952	10,914
Sales	(1,706)	(6,740)
Transfers to MHFS/LHFS	(99)	(258)
Consumer Portfolio Segment [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	1,365	581
Sales	(152)	(514)
Transfers to MHFS/LHFS	$ (9,778)	$ (11)